--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------

[logo]
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)

                                                                     New England
                                                       International Equity Fund
                               [Graphic omitted]

December 31, 1997

                                                                   FEBRUARY 1998
--------------------------------------------------------------------------------

"Even in 1997 . . . investors saw some sharp, short-term drops, whether they were invested in the United States or overseas, in bonds or stocks."

[Photo of Henry L.P. Schmelzer]

Dear Shareholder:

In 1997, many investors once again had reason to be pleased with the performance of their mutual fund holdings. However, in times such as these, expectations tend to grow along with prices. It pays to remind ourselves that no trend is permanent, and we should keep our goals realistic and long-term needs in focus.


In the third straight year of outstanding returns, the Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index -- two widely followed indicators of the performance of large-company stocks -- gained 24.9% and 33.3% respectively. At the same time, smaller-company stocks, as measured by the Russell 2000 Index, were up 22.4%. Meanwhile, bond investors also were rewarded as declining interest rates and rising prices meant solid gains. The Lehman Long Treasury Index, for example, posted a 15.1% return for the year. Results were less favorable for international investors, especially those exposed to emerging markets or the financial turmoil in Asia.

Gratifying though it has been, the markets' surge of the past few years obscures the historic norm: Downturns and volatility also are regular features of investing. Even in 1997, notwithstanding the impressive overall results, investors saw some sharp, short-term drops, whether they were invested in the United States or overseas, in bonds or stocks. Market fluctuations remind us of some valuable lessons.

First, volatility is inevitable, and should not disrupt long-term programs without sufficient evaluation. Those who sold in response to downturns -- October 1987 is an obvious example -- may have missed out on the subsequent uptrend. Second, sound diversification can reduce risk. A useful exercise is to review your asset allocation regularly with your financial representative.

Starting in 1998, you have one more reason to consult with your representative:
Newly expanded retirement options, including the new Roth IRA, could play an important role in your retirement and tax planning for years to come. With this in mind, New England Funds has introduced programs specially designed to help you make the most of the newest retirement vehicles.

  [Dalbar Logo]
1995 o 1996 o 1997

In addition to offering quality mutual fund choices and tax-advantaged plans, we focus on providing the highest quality customer service. This is why I am pleased to report that we have received DALBAR's Mutual Fund Service Award for "providing the highest tier of service excellence in the mutual fund industry." New England Funds is one of just three mutual fund companies to receive this award for the third consecutive year from DALBAR, an independent evaluator of mutual fund service. We are continuing to work to provide even more effective services. Two examples are: the Personal Access Line(TM) -- our enhanced automated telephone account service (800-346-5984) -- and the account information section of the New England Funds web site (www.mutualfunds.com). Each provides convenient, 24-hour access to current information about your New England Funds accounts.

All of us at New England Funds thank you for your continued support and look forward to serving you in the years ahead.

    Sincerely,

/s/ Henry L.P. Schmelzer

    Henry L.P. Schmelzer
    President

-------------------------------------------------------------------------------
                      NEW ENGLAND INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------

                                    INVESTMENT RESULTS THROUGH DECEMBER 31, 1997
--------------------------------------------------------------------------------

Putting Performance in Perspective

The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares since New England International Equity Fund's inception on 5/21/92, compared to the EAFE Index over the same period. The data points for this chart are as follows:]

                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES
--------------------------------------------------------------------------------

                   MAY 1992 (INCEPTION) THROUGH DECEMBER 1997

                      Net            With             MSCI
                     Asset          Maximum          EAFE(R)
                    Value(1)    Sales Charge(2)     Index(4)
--------------------------------------------------------------------------------

5/21/92             $10,000        $ 9,425          $10,000
1992                $ 9,511        $ 8,964          $ 9,317
1993                $12,296        $11,589          $12,386
1994                $13,287        $12,523          $13,384
1995                $14,055        $13,247          $14,930
1996                $14,514        $13,680          $15,880
1997                $13,417        $12,646          $16,207

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B, Class C and Class Y share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

-------------------------------------------------------------------------------
                      NEW ENGLAND INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------

                                        AVERAGE ANNUAL TOTAL RETURNS -- 12/31/97
 -------------------------------------------------------------------------------

CLASS A (Inception 5/21/92)    1 YEAR        5 YEARS   SINCE INCEPTION

Net Asset Value(1)             -7.56%          7.14%        5.37%

With Max. Sales Charge(2)     -12.90           5.86         4.27

MSCI EAFE(4)                    2.06          11.71         8.97

Lipper International Avg.(5)    5.49          12.10         9.45
-------------------------------------------------------------------------------
CLASS B (Inception 9/13/93)    1 YEAR        3 YEARS   SINCE INCEPTION

Net Asset Value(1)             -7.97%         -0.32%        1.51%

With CDSC(3)                  -12.25          -1.22         1.11

MSCI EAFE(4)                    2.06           6.59         6.12

Lipper International Avg.(5)    5.49           8.58         8.39
(calculated from 9/30/93)
-------------------------------------------------------------------------------
CLASS C (Inception 12/30/94)   1 YEAR     SINCE INCEPTION

Net Asset Value(1)             -7.95%        -0.25%

MSCI EAFE(4)                    2.06          6.59

Lipper International Avg.(5)    5.49          8.58
-------------------------------------------------------------------------------
CLASS Y (Inception 9/9/93)     1 YEAR        3 YEARS   SINCE INCEPTION

Net Asset Value(1)             -6.74%          1.09%        2.95%

MSCI EAFE(4)                    2.06           6.59         6.11

Lipper International Avg.(5)    5.49           8.58         8.39
(calculated from 9/30/93)

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. Class Y shares are available only to certain institutional investors. Share price and return may vary.

NOTES TO CHARTS

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.
(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 5.75% at the time of purchase of Class A shares.
(3) With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 5% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero six years after the purchase of shares. Class Y shares are available only to eligible institutional investors and are not subject to a sales charge.
(4) Morgan Stanley Capital International (MSCI) Europe Australasia Far East Index (EAFE) is an arithmetical average (weighted by market value) of the performance (in U.S. dollars) of 1,036 companies representing stock markets in Europe, Australia, New Zealand and the Far East. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.
(5) Lipper International Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

-------------------------------------------------------------------------------
                      NEW ENGLAND INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------

                                 QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGER
-------------------------------------------------------------------------------

Q. How did New England International Equity Fund perform in 1997?

[Photo of Paul H. Drexler]
Paul H. Drexler
Loomis, Sayles & Company, L.P.

The Fund delivered a total return of -7.56% (For Class A shares at net asset value) for the 12 months ending december 31, 1997; this figure reflects a $2.25 per share decline in net asset value to $14.06 at the end of the period and the reinvestment of $1.085 per share in capital gains distributions. This performance lagged the 2.06% return of the Morgan Stanley Capital EAFE Index (which includes stocks traded on 21 exchanges in Europe, Australia and the Far
East) and the average international fund, which returned 5.49%, as tracked by Lipper Analytical Services, an independent mutual fund ranking company. Total returns for Class B and C shares were -7.97% And -7.95%, respectively.

At the start of the year, heavy concentrations in Japan and the United Kingdom hampered performance. I assumed management of your Fund on February 14, 1997, and have since restructured the portfolio. I cut back significantly on Fund holdings in Japan and the United Kingdom, and spread assets among more than 12 major markets to help increase performance potential while seeking to manage risk.

The portfolio restructuring was completed by the end of April, 1997. The Fund experienced a decline of 1.91% in the remaining eight months of the year -- a period of considerable volatility in international markets. Two factors affected the Fund: the weakness of foreign currencies and instability in emerging markets. We have generally avoided currency hedging on the belief that short-term currency swings are notoriously difficult to forecast and tend to balance out over time. Our exposure to emerging markets, although never very significant, nevertheless hurt performance in the second half of the year.

-------------------------------------------------------------------------------
                       YOUR FUND'S COUNTRY MIX -- 12/31/97
-------------------------------------------------------------------------------

                                                                       % OF
      TOP 10 COUNTRIES                                              NET ASSETS
-------------------------------------------------------------------------------
  1.  UNITED KINGDOM                                                   11.17
-------------------------------------------------------------------------------
  2.  FRANCE                                                            9.26
-------------------------------------------------------------------------------
  3.  ITALY                                                             9.15
-------------------------------------------------------------------------------
  4.  CANADA                                                            9.14
-------------------------------------------------------------------------------
  5.  JAPAN                                                             9.12
-------------------------------------------------------------------------------
  6.  PORTUGAL                                                          7.35
-------------------------------------------------------------------------------
  7.  GERMANY                                                           6.83
-------------------------------------------------------------------------------
  8.  AUSTRALIA                                                         6.53
-------------------------------------------------------------------------------
  9.  NEW ZEALAND                                                       5.78
-------------------------------------------------------------------------------
 10.  NORWAY                                                            3.17
-------------------------------------------------------------------------------
Portfolio holdings and asset allocations will vary.

Q. What was the investment environment like, and how did it influence your strategy?


   The international investment climate in 1997 was defined by two distinct investment themes: in Asia, an economic downturn; in Europe, an economic recovery combined with corporate restructurings.

-------------------------------------------------------------------------------
                     YOUR FUND'S TOP 10 HOLDINGS -- 12/31/97
-------------------------------------------------------------------------------
                                                                        % OF
      COMPANY                                                        NET ASSETS
-------------------------------------------------------------------------------
  1.  TELECOM ITALIA                                                    2.32
-------------------------------------------------------------------------------
  2.  CIMPOR CIMENTOS DE PORTUGAL                                       2.22
-------------------------------------------------------------------------------
  3.  LLOYDS TSB GROUP PLC                                              2.20
-------------------------------------------------------------------------------
  4. PETROLEOS MEXICANOS (9.50% 9/15/27)                                2.19
-------------------------------------------------------------------------------
  5.  CREDITO ITALIANO                                                  2.14
-------------------------------------------------------------------------------
  6.  AXA                                                               1.92
-------------------------------------------------------------------------------
  7.  SMITHKLINE BEECHAM PLC                                            1.91
-------------------------------------------------------------------------------
  8.  BANCO ESPIRITO SANTO                                              1.85
-------------------------------------------------------------------------------
  9.  BANQUE NATIONAL DE PARIS                                          1.80
-------------------------------------------------------------------------------
 10.  PORTUGAL TELECOM                                                  1.73
-------------------------------------------------------------------------------
Portfolio holdings and asset allocations will vary.

   Anticipating that sluggish earnings growth in Asia would persist, I avoided most of the region's markets for much of the year -- a move that worked to the Fund's advantage. I did, however, maintain a modest position in Japan. Though Asia as a whole appears troubled, Japan offered some attractive investment opportunities, particularly in export-related stocks, such as Sony and Fuji Photo. Currently Japan comprises approximately 9% of the portfolio.

   In stark contrast to Asia's economy, Europe's economy appears to be on the upswing. Many European companies have been in the midst of very significant corporate restructuring -- cutting costs, reengineering operations and putting greater emphasis on generating returns for shareholders. The trend towards leaner, meaner companies -- similar to the transformation that many U.S. Companies have undergone over the last 10 years -- is creating widespread investment opportunity. Among the Fund's European holdings are Preussag, a German conglomerate that has refocused on core businesses; the Bank Credito Italiano, which has trimmed costs; and Portugal Telecom, which has dramatically raised productivity while benefiting from rapid growth in one of Europe's less developed phone markets.

   The majority of assets was invested in the major markets of Europe. The United Kingdom, at 11% of the portfolio at year-end, represents the Fund's largest country weighting, while investments in Italy and Portugal were among the Fund's top performers.

Q. Did you make any other strategic changes to the portfolio?

   To boost long-term performance potential and increase diversification, I added some foreign bonds to the portfolio. Unlike most international stock funds, the Fund has the ability to invest up to 20% of assets in fixed income securities, such as convertible bonds, as well as corporate and sovereign (foreign government) bonds. The Fund remains an equity fund, but I consider this flexibility to be a major benefit for shareholders -- because foreign bonds can sometimes provide a more appropriate way to take advantage of international investment opportunities.

   I maintained a fairly small position in fixed income instruments for much of the year because yields were not especially attractive. However, I have used the recent downdraft in foreign markets to increase the Fund's exposure to international bonds. At year-end, fixed income securities accounted for about 8% of the Fund's assets.

Q. What is your outlook for 1998?

   Although international equities in general have underperformed U.S. stocks over the last three years, I see considerable investment opportunities in foreign markets. In fact, looking around the world for areas where major structural changes are underway that could boost corporate earnings and benefit shareholders, I see considerable potential in European markets now and in Asia a little bit farther down the road.

   Despite inflexible labor markets and high taxes, the countries of Europe offer some interesting investment opportunities. Many European companies are in the midst of serious restructuring, cutting costs aggressively and actively trying to increase profits.

   Asia is also becoming increasingly attractive to value investors. Including both currency declines and market drops, many of the Asian markets are down close to 75% in U.S. dollar terms for the past 12 months; Asian stocks are more affordable than they've been in years. Perhaps more important, many Asian companies -- like European companies -- are beginning to change the way they do business. Asian companies, long focused on gaining market share, are being forced to emphasize earnings-per-share. Over the next several years, this shift could provide significant opportunities for international equity investors.

-------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------
Investments as of December 31, 1997

COMMON STOCK--83.0% OF TOTAL INVESTMENTS

 SHARES (a)      DESCRIPTION                                                 VALUE (b)
-----------------------------------------------------------------------------------------
                 AUSTRALIA--6.5%
    40,000       Brambles Industries, Ltd. ................................  $    793,831
   177,619       Foodland Associates ......................................     1,330,235
   312,000       Leighton Holdings ........................................     1,089,934
   325,000       QBE Insurance Group ......................................     1,463,032
   263,664       West Australia News Holdings .............................     1,108,903
                                                                             ------------
                                                                                5,785,935
                                                                             ------------
                 BRAZIL--1.0%
 3,797,000       Companhia de Saneamento Basico do Estado de Sao Paulo ....       901,577
    12,063       Companhia de Saneamento Basico do Estado de Sao Paulo
                   (Rights) ...............................................             0
    67,846       Telemig Tele Minas .......................................         8,572
                                                                             ------------
                                                                                  910,149
                                                                             ------------
                 CANADA--9.1%
    35,000       Bombardier, Inc. .........................................       720,059
    18,500       Canadian National Railway Co. ............................       867,359
    60,500       Donohue, Inc. ............................................     1,100,731
     9,200       Northern Telecom, Ltd ....................................       817,606
    80,000       Petro Canada .............................................     1,463,910
    12,000       Potash Corp. .............................................       999,265
    25,500       Royal Bank Canada ........................................     1,351,685
    22,500       Torstar Corp. ............................................       779,364
                                                                             ------------
                                                                                8,099,979
                                                                             ------------
                 FINLAND--3.0%
     8,100       Metra AB .................................................       191,691
    60,000       Neste OY .................................................     1,452,958
    64,000       Rauma OY .................................................       997,991
                                                                             ------------
                                                                                2,642,640
                                                                             ------------
                 FRANCE--9.3%
    22,000       AXA ......................................................     1,702,318
    30,000       Banque National de Paris .................................     1,594,583
     8,500       Cie de St. Gobain ........................................     1,207,527
     8,700       Elf Aquitaine ............................................     1,011,880
     7,500       L'Air Liquide ............................................     1,173,881
    16,000       Michelin Compagne General Class B ........................       805,516
    10,500       Valeo ....................................................       712,154
                                                                             ------------
                                                                                8,207,859
                                                                             ------------
                 GERMANY--6.8%
    12,000       Daimler Benz AG ..........................................       841,824
    42,000       Duerr AG .................................................     1,383,307
    18,660       Henkel Kgaa ..............................................     1,177,303
     3,215       Jungheinrich Preferred ...................................       482,532
       650       Porsche AG, Preferred ....................................     1,083,966
     1,800       Preussag AG ..............................................       549,320
       950       Volkswagen AG ............................................       534,423
                                                                             ------------
                                                                                6,052,675
                                                                             ------------
                 ITALY--9.1%
   193,600       Cartiere Burgo ...........................................     1,157,332
   614,000       Credito Italiano .........................................     1,893,369
   180,000       Edison ...................................................     1,088,751
    50,000       Institute Banco Sao Paolo ................................       477,671
 1,400,000       Snia .....................................................     1,440,362
   466,000       Telecom Italia ...........................................     2,054,720
                                                                             ------------
                                                                                8,112,205
                                                                             ------------
                 JAPAN--9.1%
    85,000       Bank of Tokyo Mitsubishi .................................     1,171,785
   125,000       Daiwa House ..............................................       660,565
    38,000       Familymart Co. ...........................................     1,362,028
    35,000       Fuji Photo Film Co .......................................     1,340,277
   100,000       Nomura Securities ........................................     1,332,619
    17,000       Sony Corp. ...............................................     1,510,301
    93,000       Yamada Denki Co. .........................................       705,139
                                                                             ------------
                                                                                8,082,714
                                                                             ------------
                 NEW ZEALAND--5.8%
   471,000       Air New Zealand ..........................................       943,527
 1,865,000       Corporate Investments (e) ................................       985,450
   319,200       Nuplex Industries ........................................       648,702
   175,000       PDL Holdings .............................................       812,910
   558,000       St. Lukes Group ..........................................       518,404
   250,000       Telecom Corp. ............................................     1,212,107
                                                                             ------------
                                                                                5,121,100
                                                                             ------------
                 NORWAY--3.2%
    52,000       Norske Skogs Industries ..................................     1,506,675
    76,000       Schibsted ASA ............................................     1,301,687
                                                                             ------------
                                                                                2,808,362
                                                                             ------------
                 PORTUGAL--7.4%
    55,000       Banco Espirito Santo .....................................     1,636,702
    75,000       Cimpor Cimentos de Portugal ..............................     1,965,770
    33,000       Portugal Telecom .........................................     1,531,214
    13,000       Telecel (e) ..............................................     1,385,113
                                                                             ------------
                                                                                6,518,799
                                                                             ------------
                 SINGAPORE--0.8%
   322,000       Parkway Holdings .........................................       725,957
                                                                             ------------
                 THAILAND--0.7%
   237,000       Electricity Generating Public Company, Ltd. (e) ..........       442,990
   100,000       Thai Farmers Bank ........................................       181,724
                                                                             ------------
                                                                                  624,714
                                                                             ------------
                 UNITED KINGDOM--11.2%
    95,000       Anglian Water ............................................     1,295,111
    35,000       Commercial Union .........................................       488,069
   150,000       General Electric Company PLC .............................       971,949
   150,000       Lloyds TSB Group PLC .....................................     1,951,438
   100,000       Marks & Spencer ..........................................       988,933
    90,000       Safeway PLC ..............................................       507,040
    90,000       Scot & Newcastle .........................................     1,102,035
    46,000       Siebe ....................................................       902,882
   164,400       SmithKline Beecham PLC ...................................     1,694,420
                                                                             ------------
                                                                                9,901,877
                                                                             ------------
                 Total Common Stock (Identified Cost $74,097,787) .........    73,594,965
                                                                             ------------

BONDS AND NOTES--7.8%

FACE
AMOUNT
-----------------------------------------------------------------------------------------
                 ARGENTINA--2.1%
$  915,000       Perez Companc S.A., 144A, 8.125%, 7/15/07(f) .............       880,687
 1,000,000       Republic of Argentina, 9.750%, 9/19/27 ...................       956,000
                                                                             ------------
                                                                                1,836,687
                                                                             ------------
                 BRAZIL--1.3%
 1,482,338       Federal Republic of Brazil, 8.000%, 4/15/14 ..............     1,163,635
                                                                             ------------
                 MEXICO--2.2%
 1,980,000       Petroleos Mexicanos, 144A, 9.500%, 9/15/27(f) ............     1,945,350
                                                                             ------------
                 SOUTH KOREA--0.2%
   250,000       Samsung Electronics Company Limited, Zero Coupon, 12/31/07       174,169
                                                                             ------------
                 THAILAND--2.0%
 2,000,000       Bangkok Bank Public, Ltd., 144A, 8.375%, 1/15/27(f) ......     1,260,000
   175,000       Pindo Deli Finance Mauritius, Ltd., 144A, 11.750%,
                    10/01/17(f) ...........................................       150,500
   175,000       Pindo Deli Finance Mauritius, Ltd., 144A, 10.875%,
                    10/01/27(f) ...........................................       140,000
   640,000       Total Access Communications, 2.000%, 5/31/06 .............       275,200
                                                                                1,825,700
                                                                             ------------
                 Total Bonds and Notes (Identified Cost $7,816,946) .......     6,945,541
                                                                             ------------

SHORT TERM INVESTMENT--6.6%

FACE
AMOUNT           DESCRIPTION                                                 VALUE (b)
-----------------------------------------------------------------------------------------
$5,795,000       Repurchase Agreement with State Street Bank & Trust dated
                   12/31/97 at 5.000% to be repurchased at $5,796,610 on 1/
                   02/98 collateralized by $5,765,000 U.S. Treasury Note
                   5.875% due 1/31/99 with a value of $5,915,726 ..........  $  5,795,000
                                                                             ------------
                 Total Short Term Investment (Identified Cost $5,795,000) .     5,795,000
                                                                             ------------
                 Total Investments--97.4% (Identified Cost $87,709,733)(c).    86,335,506

                 Other assets less liabilities (d)  .......................     2,321,947
                                                                             ------------
                 Total Net Assets--100% ...................................  $ 88,657,453
                                                                             ============

(a) Ordinary shares unless noted otherwise.
(b) See note 1a.
(c) Federal Tax Information:
       At December 31, 1997 the net unrealized depreciation on
           investments based on cost of $87,709,733 for federal income tax purposes was as follows:
       Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost ..................  $  7,148,740
       Aggregate gross unrealized depreciation for all investments in
         which there is an excess of tax cost over value ..................    (8,522,967)
                                                                             ------------
       Net unrealized depreciation ........................................  $ (1,374,227)
                                                                             ============

(d) Including deposits in foreign denominated currencies with a value of $2,447,344 and a cost of $2,447,356.
(e) Non-income producing security.
(f) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

        TEN LARGEST INDUSTRY HOLDINGS AT DECEMBER 31, 1997 (UNAUDITED)

Banking                                                                 13.9%
Telecommunications                                                       9.5
Machinery                                                                7.7
Construction                                                             6.0
Insurance                                                                5.0
Misc. Retail                                                             4.9
Transportation Equipment                                                 4.3
Printing-Publishing                                                      4.1
Chemicals                                                                3.6
Oil & Gas Extraction                                                     3.3

                 See accompanying notes to financial statements

-------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
-------------------------------------------------------------------------------
December 31, 1997

ASSETS
  Investments at value ..............................             $86,335,506
  Cash ..............................................                      34
  Foreign cash at value (cost $2,447,356) ...........               2,447,344
  Receivable for:
    Fund shares sold ................................                  48,081
    Dividends and interest ..........................                 290,305
    Foreign taxes ...................................                  14,806
  Prepaid registration expense ......................                  12,000
                                                                  -----------
                                                                   89,148,076
LIABILITIES
  Payable for:
    Fund shares redeemed ............................  $195,187
    Withholding taxes  ..............................     6,428
  Accrued expenses:
    Management fees .................................   149,424
    Deferred trustees' fees .........................     9,839
    Accounting and administrative ...................     2,280
    Other ...........................................   127,465
                                                       --------
                                                                      490,623
                                                                  -----------
NET ASSETS  .........................................             $88,657,453
                                                                  ===========
  Net Assets consist of:
    Capital paid in .................................             $90,355,545
    Overdistributed net investment income ...........                (199,574)
    Distributions in excess of net realized gains ...                (122,311)
    Unrealized depreciation on investments and
      foreign currency transactions .................              (1,376,207)
                                                                  -----------
NET ASSETS ..........................................             $88,657,453
                                                                  ===========
Computation of net asset value and offering price:
Net asset value and redemption price of Class A
   shares ($57,845,439 divided by 4,113,155 shares
   of beneficial interest) ..........................                  $14.06
                                                                       ======
Offering price per share (100/94.25 of $14.06) ......                  $14.92*
                                                                       ======
Net asset value and offering price of Class B
   shares ($25,216,255 divided by 1,839,839 shares
   of beneficial interest) ..........................                  $13.71**
                                                                       ======
Net asset value and offering price of Class C
  shares ($843,403 divided by 61,388 shares of
  beneficial interest)...............................                  $13.74
                                                                       ======
Net asset value and offering price of Class Y
  shares ($4,752,356 divided by 331,208 shares of
  beneficial interest)...............................                  $14.35
                                                                       ======
Identified cost of investments ......................             $87,709,733
                                                                  ===========
* Based upon single purchases of less than $50,000.
  Reduced sales charges apply for purchases in excess of this amount. **Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                 See accompanying notes to financial statements

-------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
Year Ended December 31, 1997

INVESTMENT INCOME
  Dividends ...................................                  $  2,516,486(a)
  Interest ....................................                       679,790
                                                                 ------------
                                                                    3,196,276
  Expenses
    Management fees ...........................  $  1,241,968
    Service fees - Class A ....................       197,567
    Service and distribution fees - Class B ...       347,996
    Service and distribution fees - Class C ...         8,625
    Trustees' fees and expenses ...............        21,110
    Accounting and administrative .............        32,925
    Custodian .................................       331,760
    Transfer agent ............................       601,539
    Audit and tax services ....................        46,540
    Legal .....................................        23,531
    Printing ..................................       112,611
    Registration ..............................        38,604
    Amortization of organization expenses .....        25,452
    Miscellaneous .............................        19,517
                                                 ------------
  Total expenses ..............................     3,049,745
  Less expenses waived by the investment
    adviser and sub-adviser ...................      (507,965)      2,541,780
                                                 ------------    ------------
  Net investment income .......................                       654,496
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
  Realized gain (loss) on:
    Investments - net .........................     4,805,046
    Foreign currency transactions - net .......      (606,434)
                                                 ------------
    Net realized gain on investments and
      foreign currency transactions ...........     4,198,612
                                                 ------------
  Unrealized depreciation on:
    Investments - net .........................   (15,150,410)
    Foreign currency transactions - net .......       (15,813)
                                                 ------------
  Net unrealized depreciation on investments
    and foreign currency transactions .........   (15,166,223)
                                                 ------------
  Net loss on investment transactions .........                   (10,967,611)
                                                                 ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS.....                  $(10,313,115)
                                                                 ============
(a) Net of foreign taxes of: $344,390.

                 See accompanying notes to financial statements

-------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                 YEAR ENDED DECEMBER 31,
                                                             -------------------------------
                                                                 1996              1997
                                                             ------------      -------------
FROM OPERATIONS
  Net investment income ...................................  $    537,565      $     654,496
  Net realized gain on investments and foreign currency
    transactions ..........................................    15,469,328          4,198,612
  Unrealized depreciation on investments and foreign
    currency transactions                                      (7,285,979)       (15,166,223)
                                                             ------------      -------------
  Increase (decrease) in net assets from operations .......     8,720,914        (10,313,115)
                                                             ------------      -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A ...............................................      (144,405)                 0
    Class B ...............................................             0                  0
    Class C ...............................................             0                  0
    Class Y ...............................................      (267,794)                 0
  Net realized gain on investments
    Class A ...............................................    (2,392,039)        (4,763,407)
    Class B ...............................................    (1,005,926)        (2,124,916)
    Class C ...............................................       (21,073)           (60,863)
    Class Y ...............................................    (1,938,066)        (1,298,267)
  In excess of net realized gain on investments
    Class A ...............................................             0           (204,054)
    Class B ...............................................             0            (90,926)
    Class C ...............................................             0             (2,607)
    Class Y ...............................................             0            (55,616)
                                                             ------------      -------------
                                                               (5,769,303)        (8,600,656)
                                                             ------------      -------------
  Decrease in net assets derived from capital share
    transactions ..........................................   (68,120,558)      (101,186,621)
                                                             ------------      -------------
  Total decrease in net assets ............................   (65,168,947)      (120,100,392)
NET ASSETS
  Beginning of the year ...................................   273,926,792        208,757,845
                                                             ------------      -------------
  End of the year .........................................  $208,757,845      $  88,657,453
                                                             ============      =============
UNDISTRIBUTED/(OVERDISTRIBUTED) NET INVESTMENT INCOME
  Beginning of the year ...................................  $     20,518      $    (162,086)
                                                             ============      =============
  End of the year .........................................  $   (162,086)     $    (199,574)
                                                             ============      =============

                 See accompanying notes to financial statements

-------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                            CLASS A
                                             -------------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                              1993           1994           1995           1996           1997
                                             ------         ------         ------         ------         ------
Net Asset Value, Beginning of Year .....     $11.80         $14.85         $15.50         $16.13         $16.31
                                             ------         ------         ------         ------         ------
Income From Investment Operations
Net Investment Income ..................       0.11           0.00           0.27          (0.02)(e)       0.09(e)
Net Realized and Unrealized Gain (Loss)
  on Investments .......................       3.37           1.19           0.63           0.51          (1.25)
                                             ------         ------         ------         ------         ------
Total From Invesetment Operations ......       3.48           1.19           0.90           0.53          (1.16)
                                             ------         ------         ------         ------         ------
Less Distributions(b)
Dividends From Net Investment Income ...      (0.11)          0.00          (0.27)         (0.02)          0.00
Distributions From Net Realized Capital
  Gains ................................      (0.32)         (0.53)          0.00          (0.33)         (1.05)
Distributions in excess of Net Realized
  Gains ................................       0.00           0.00           0.00           0.00          (0.04)
Distributions From Paid-in Capital .....       0.00          (0.01)          0.00           0.00           0.00
                                             ------         ------         ------         ------         ------
Total Distributions ....................      (0.43)         (0.54)         (0.27)         (0.35)         (1.09)
                                             ------         ------         ------         ------         ------
Net Asset Value, End of Year ...........     $14.85         $15.50         $16.13         $16.31         $14.06
                                             ======         ======         ======         ======         ======
Total Return (%)(a) ....................      29.4            8.1            5.8            3.3           (7.6)
Ratio of Operating Expenses to Average
  Net Assets (%)(c) ....................       1.60           1.75           1.75           1.75           1.75
Ratio of Net Investment Income to
  Average Net Assets (%) ...............       0.24           0.01           1.24           0.14           0.62
Portfolio Turnover Rate (%) ............        101            123            119             59            154
Average Commission Rate (d) ............        --             --             --         $0.0180        $0.0024
Net Assets, End of Year (000) ..........    $80,937       $142,917       $136,848       $109,773        $57,845

The subadviser to the Fund prior to February 15, 1997 was Draycott Partners, Ltd. Effective February 15, 1997
Loomis Sayles & Company, L.P. became the subadviser to the Fund.
(a) A sales charge is not reflected in
    total return calculations.
(b) See Note 1e.
(c) The ratio of operating expenses to
    average net assets without giving
    effect to the voluntary expense
    limitations described in Note 4 to
    the Financial Statements would have
    been (%) ..........................        2.16           1.79           1.83           1.79           2.14
(d)  For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(e) Per share net investment income has been calculated using the average shares outstanding during the year.

                 See accompanying notes to financial statements

-------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS - continued
-------------------------------------------------------------------------------

                                                              CLASS B
                                  ---------------------------------------------------------------
                                  SEPTEMBER 13(a)
                                      THROUGH                YEAR ENDED DECEMBER 31,
                                     DECEMBER 31,  ----------------------------------------------
                                        1993        1994        1995         1996          1997
                                  ---------------  -------     -------      -------       -------
Net Asset Value, Beginning of Period   $15.19      $ 14.81     $ 15.35      $ 15.93       $ 16.00
                                       ------      -------     -------      -------       -------
Income From Investment Operations
Net Investment Income (Loss) .......     0.12         0.00        0.19        (0.10)(g)     (0.03)(g)
Net Realized and Unrealized
  Gain (Loss) on Investments .......    (0.06)        1.08        0.58         0.50         (1.17)
                                       ------      -------     -------      -------       -------
Total From Investment Operations ...     0.06         1.08        0.77         0.40         (1.20)
                                       ------      -------     -------      -------       -------
Less Distributions (d)
Dividends From Net Investment Income    (0.12)        0.00       (0.19)        0.00          0.00
Distributions From Net Realized
  Capital Gains ....................    (0.32)       (0.53)       0.00        (0.33)        (1.05)
Distributions in excess of
  Net Realize Gains ................     0.00         0.00        0.00         0.00         (0.04)
Distributions From Paid-in Capital .     0.00        (0.01)       0.00         0.00          0.00
                                       ------      -------     -------      -------       -------
Total Distributions ................    (0.44)       (0.54)      (0.19)       (0.33)        (1.09)
                                       ------      -------     -------      -------       -------
Net Asset Value, End of Period .....   $14.81      $ 15.35     $ 15.93      $ 16.00       $ 13.71
                                       ======      =======     =======      =======       =======
Total Return(%) (c) ................     0.3          7.3         5.0          2.5          (8.0)
Ratio of Operating Expenses
  to Average Net Assets (%)(e) .....     2.50 (b)     2.50        2.50         2.50          2.50
Ratio of Net Investment Income (loss)
  to Average Net Assets (%) ........    (1.69)(b)    (0.74)       0.49        (0.61)        (0.13)
Portfolio Turnover Rate (%) ........      101          123         119           59           154
Average Commission Rate (f) ........     --           --          --        $0.0180       $0.0024
Net Assets, End of Period (000) ....   $9,176      $41,601     $52,895      $45,974       $25,216

The subadviser to the Fund prior to February 15, 1997 was Draycott Partners, Ltd. Effective February
15, 1997 Loomis, Sayles & Company, L.P. became the subadviser to the Fund.
(a) Commencement of Operations.
(b) Computed on an annualized basis.
(c) A contingent deferred sales charge in the case of Class B shares is not reflected in total return calculations. Periods less than one year are not annualized.
(d) See Note 1e.

(e) The ratio of operating expenses to
      average net assets without giving
      effect to voluntary expense
      limitations described in Note 4
      to the Financial Statements would
      have been (%) ................     3.36 (b)     2.54        2.58         2.54          2.89
(f)  For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(g) Per share net investment loss has been calculated using the average shares outstanding during the year.

                 See accompanying notes to financial statements

-------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS - continued
-------------------------------------------------------------------------------

                                                                    CLASS C
                                             -------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                             ------------------------------------------------------
                                                  1995                1996                1997
                                              ------------        ------------        ------------
Net Asset Value, Beginning of Year ......          $15.35              $15.96              $16.03
                                                   ------              ------              ------
Income From Investment Operations
Net Investment Income (Loss) ............            0.19               (0.10)(d)           (0.03)(d)
Net Realized and Unrealized Gain (Loss)
  on Investments ........................            0.61                0.50               (1.17)
                                                   ------              ------              ------
Total From Investment Operations ........            0.80                0.40               (1.20)
                                                   ------              ------              ------
Less Distributions (a)
Dividends From Net Investment Income ....           (0.19)               0.00                0.00
Distributions From Net Realized Capital
  Gains .................................            0.00               (0.33)              (1.05)
Distributions in excess of Net Realized
  Gains .................................            0.00                0.00               (0.04)
Distributions From Paid-in Capital ......            0.00                0.00                0.00
                                                   ------              ------              ------
Total Distributions .....................           (0.19)              (0.33)              (1.09)
                                                   ------              ------              ------
Net Asset Value, End of Year ............          $15.96              $16.03              $13.74
                                                   ======              ======              ======
Total Return (%) ........................            5.2                 2.5                (8.0)
Ratio of Operating Expenses to Average
  Net Assets (%) (b) ....................            2.50                2.50                2.50
Ratio of Net Investment Income (loss) to
  Average Net Assets (%) ................            0.49               (0.61)              (0.13)
Portfolio Turnover Rate (%) .............             119                  59                 154
Average Commission Rate (c) .............              --             $0.0180             $0.0024
Net Assets, End of Year (000) ...........          $1,066                $850                $843

The subadviser to the Fund prior to February 15, 1997 was Draycott Partners, Ltd. Effective February
15, 1997 Loomis, Sayles & Company, L.P. became the subadviser to the Fund.
(a) See Note 1e.
(b) The ratio of operating expenses to
    average net assets without giving
    effect to the voluntary expense
    limitations described in Note 4 to
    the Financial Statements would have
    been (%) ............................            2.58                2.54                2.89
(c)  For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(d)  Per share net investment loss has been calculated using the average shares outstanding during the year.

                 See accompanying notes to financial statements

-------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS - continued
-------------------------------------------------------------------------------

                                                                     CLASS Y
                                       ----------------------------------------------------------------------
                                       SEPTEMBER 9(a)
                                          THROUGH                        YEAR ENDED DECEMBER 31,
                                         DECEMBER 31,        ------------------------------------------------
                                            1993              1994          1995          1996          1997
                                           ------            ------        ------        ------        ------
Net Asset Value, Beginning of
  Period .........................         $15.19            $14.86        $15.64        $16.25        $16.48
                                           ------            ------        ------        ------        ------
Income From Investment Operations
Net Investment Income ............           0.13              0.00          0.42          0.11(g)       0.19(g)
Net Realized and Unrealized Gain
  (Loss) on Investments ..........          (0.01)             1.32          0.60          0.54         (1.23)
                                           ------            ------        ------        ------        ------
Total From Investment Operations .           0.12              1.32          1.02          0.65         (1.04)
                                           ------            ------        ------        ------        ------
Less Distributions (d)
Dividends From Net Investment
  Income .........................          (0.13)             0.00         (0.41)        (0.09)         0.00
Distributions From Net Realized
  Capital Gains ..................          (0.32)            (0.53)         0.00         (0.33)        (1.05)
Distributions in excess of Net
  Realized Gains .................           0.00              0.00          0.00          0.00         (0.04)
Distributions From Paid-in Capital           0.00             (0.01)         0.00          0.00          0.00
                                           ------            ------        ------        ------        ------
Total Distributions ..............          (0.45)            (0.54)        (0.41)        (0.42)        (1.09)
                                           ------            ------        ------        ------        ------
Net Asset Value, End of Period ...         $14.86            $15.64        $16.25        $16.48        $14.35
                                           ======            ======        ======        ======        ======
Total Return (%) (c) .............           0.7               8.9           6.6           4.0          (6.7)
Ratio of Operating Expenses to
  Average Net Assets (%) (e) .....           1.00(b)           1.00          1.00          1.00          1.15
Ratio of Net Investment Income to
  Average Net Assets (%) .........           0.33(b)           0.76          1.99          0.89          1.22
Portfolio Turnover Rate (%) ......            101               123           119            59           154
Average Commission Rate (f) ......         --                --            --           $0.0180       $0.0024
Net Assets, End of Period (000) ..         $7,006           $56,561       $83,119       $52,161        $4,752

The subadviser to the Fund prior to February 15, 1997 was Draycott Partners, Ltd. Effective February 15, 1997 Loomis,
Sayles & Company, L.P. became the subadviser to the Fund.
(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) Periods less than one year are not computed on an annualized basis.
(d) See Note 1e.
(e) The ratio of operating
    expenses to average net assets
    without giving effect to the
    voluntary expense limitations
    described in Note 4 to the
    Financial Statements would
    have been (%) ................           1.35(b)           1.04          1.21          1.19          1.41
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(g) Per share net investment income has been calculated using the average shares outstanding during the year.

                 See accompanying notes to financial statements

-------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
December 31, 1997

1. The Fund is a series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. The Fund commenced its public offering of Class B shares on September 13, 1993, of Class C shares on December 30, 1994 and of its Class Y shares on September 9, 1993. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years (or five years if purchased prior to May 1, 1997). Class C shares do not pay front end or contingent deferred sales charges and do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service, selected by the Fund's adviser as authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser, New England Funds Management L.P., and the subadviser, under the supervision of the Fund's trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date or when the Fund learns of the dividend, and interest income is recorded on the accrual basis. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell (if any) is shown in the schedule of investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency each fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts terms. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service.

D. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for the foreign currency component on the sale of securities for book and tax purposes.

F. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. The subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the portfolio's ability to dispose of the underlying securities.

G. ORGANIZATION EXPENSE. Costs incurred in fiscal 1992 in connection with the Fund's organization and registration, amounting to approximately $178,500 in the aggregate, were paid by the Fund and were amortized by the Fund based on projected annual average net assets over 60 months.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the Fund for the year ended December 31, 1997 were $203,335,949 and $316,092,883 respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.90% of the first $200 million of the Fund's average daily net assets, 0.85% of the next $300 million and 0.80% of such assets in excess of $500 million. During the year ended December 31, 1997 the Fund operated under two sub-advisory contracts. Prior to February 15, 1997 Draycott Partners, Ltd. was the Fund's subadviser. Effective February 15, 1997 Loomis Sayles & Company, L.P. became the subadviser to the Fund. NEFM paid Draycott Partners, Ltd. at the rate of 0.54% of the first $200 million of the Funds average daily net assets, 0.49% of the next $300 million and 0.44% of such assets in excess of $500 million. NEFM pays Loomis Sayles & Company, L.P. at the rate of 0.40% of the first $200 million of the Fund's average daily net assets and 0.35% of such assets in excess of $200 million. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM and Loomis Sayles & Company, L.P. are wholly owned subsidiaries of New England Investment Companies, L.P. ("NEIC") which is a subsidiary of Metropolitan Life Insurance Company ("Met Life").

Fees earned by New England Funds Management, L.P., Draycott Partners, Ltd. and Loomis Sayles & Company, L.P. under the management agreement in effect during the year ended December 31, 1997 are as follows:

FEES EARNED                                                       PERIOD
-----------                                                       ------
$  765,548 (a)            New England Funds Management, L.P.  1/1/97-12/31/97
   128,701 (a)            Draycott Partners, Ltd.             1/1/97-2/14/97
   347,719 (a)            Loomis Sayles & Company, L.P.      2/15/97-12/31/97
----------
$1,241,968
==========

(a) Before reduction due to voluntary expense limitation. See Note 4.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance. For the year ended December 31, 1997, these expenses amounted to $32,925 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent for the Fund. For the year ended December 31, 1997 the Fund paid New England Funds $441,063 as compensation for its services in that capacity. For the year ended December 31, 1997, the Fund received $2,690 in transfer agent credits. The transfer agent expense in the Statement of Operations is net of these credits.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by the New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1997, the Fund paid New England Funds $197,567 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward at December 31, 1997 is $514,256.

Under the Class B and Class C Plans, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1997, the Fund paid New England Funds $86,999 and $2,156 in service fees under the Class B and Class C plans, respectively.

Also under the Class B and Class C Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the year ended December 31, 1997, the Fund paid New England Funds $260,997 and $6,469 in distribution fees under the Class B and Class C plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors of shares of the Fund during the year ended December 31, 1997 amounted to $191,560.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of New England Funds, NEFM, NEIC or their affiliates, other than registered investment companies. Each other trustee was compensated by the Fund as follows:

Annual Retainer                                       $2,093
Meeting Fee                                           $109/meeting
Committee Meeting Fee                                 $65/meeting
Committee Chairman Retainer                           $88/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date.

4. EXPENSE LIMITATIONS. Draycott and New England Funds had voluntarily agreed to reduce their fees and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 1.75% of the Fund's Class A average net assets, 2.50% of Classes B and C average net assets, and 1.15% of Class Y average net assets. Loomis Sayles has voluntarily agreed to waive its entire subadvisory fee, payable to Loomis Sayles by NEFM, through February 14, 1998. This waiver by Loomis Sayles will not reduce the management fee payable by the Fund to NEFM. In addition, NEFM and New England Funds have voluntarily agreed to reduce their fees and to bear certain operating expenses to limit the expenses as described above. As a result of the Fund's expenses exceeding the voluntary expense limitation during the year ended December 31, 1997, NEFM waived $108,804 of its $765,548 management fees, Draycott waived $51,442 of its $128,701 subadvisory fees and Loomis Sayles waived $347,719 of its $347,719 subadvisory fees.

5. CONCENTRATION OF RISK. The Fund had the following geographic concentration in excess of 10% of its total net assets at December 31, 1997: United Kingdom 11.2%. The Fund pursues its objectives by investing in foreign securities. There are certain risks involved in investing in foreign securities which are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

6. CAPITAL SHARES. At December 31, 1997 there was an unlimited number of shares of beneficial interest authorized, divided into four classes, Class A, Class B, Class C and Class Y capital stock. Transactions in capital shares were as follows:

                                                YEAR ENDED                             YEAR ENDED
                                             DECEMBER 31, 1996                     DECEMBER 31, 1997
                                        -----------------------------        ------------------------------
CLASS A                                   SHARES            AMOUNT             SHARES            AMOUNT
-------                                 ----------       ------------        ----------       -------------
Shares sold .....................        1,825,637       $ 29,792,464        11,054,765       $ 171,781,072
Shares issued in connection with the
  reinvestment of:
  Dividends from net investment
    income ......................            8,742            140,746                 0                   0
  Distributions from net realized
    gain ........................          140,697          2,292,111           314,622           4,722,476
                                        ----------       ------------        ----------       -------------
                                         1,975,076         32,225,321        11,369,387         176,503,548
Shares repurchased ..............       (3,726,604)       (61,134,746)      (13,988,640)       (218,629,862)
                                        ----------       ------------        ----------       -------------
Net decrease ....................       (1,751,528)      $(28,909,425)       (2,619,253)      $ (42,126,314)
                                        ----------       ------------        ----------       -------------

                                                YEAR ENDED                             YEAR ENDED
                                             DECEMBER 31, 1996                      DECEMBER 31, 1997
                                        -----------------------------        ------------------------------
CLASS B                                   SHARES            AMOUNT             SHARES            AMOUNT
-------                                 ----------       ------------        ----------       -------------
Shares sold .....................          485,690       $  7,864,591           224,357       $   3,437,336
Shares issued in connection with the
  reinvestment of:
  Distributions from net realized
  gain ..........................           57,043            912,182           139,657           2,045,975
                                        ----------       ------------        ----------       -------------
                                           542,733          8,776,773           364,014           5,483,311
Shares repurchased ..............         (988,934)       (16,015,194)       (1,398,212)        (21,245,551)
                                        ----------       ------------        ----------       -------------
Net decrease ....................         (446,201)      $ (7,238,421)       (1,034,198)      $ (15,762,240)
                                        ----------       ------------        ----------       -------------

                                                YEAR ENDED                             YEAR ENDED
                                             DECEMBER 31, 1996                     DECEMBER 31, 1997
                                        -----------------------------        ------------------------------
CLASS C                                   SHARES            AMOUNT             SHARES            AMOUNT
-------                                 ----------       ------------        ----------       -------------
Shares sold .....................           26,580       $    431,991            76,616       $   1,180,567
Shares issued in connection with the
  reinvestment of:
  Distributions from net realized
    gain ........................            1,291             20,709             4,089              60,026
                                        ----------       ------------        ----------       -------------
                                            27,871            452,700            80,705           1,240,593
Shares repurchased ..............          (41,582)          (671,566)          (72,366)         (1,086,983)
                                        ----------       ------------        ----------       -------------
Net increase (decrease) .........          (13,711)      $   (218,866)            8,339       $     153,610
                                        ----------       ------------        ----------       -------------

                                                YEAR ENDED                            YEAR ENDED
                                             DECEMBER 31, 1996                     DECEMBER 31, 1997
                                        -----------------------------        ------------------------------
CLASS Y                                   SHARES            AMOUNT             SHARES            AMOUNT
-------                                 ----------       ------------        ----------       -------------
Shares sold .....................        1,802,534       $ 30,088,855           546,083       $   8,727,937
Shares issued in connection with the
  reinvestment of:
  Dividends from net investment
    income ......................           16,496            268,390                 0                   0
  Distributions from net realized
    gain ........................          117,430          1,938,067            88,605           1,353,883
                                        ----------       ------------        ----------       -------------
                                         1,936,460         32,295,312           634,688          10,081,820
Shares repurchased ..............       (3,885,695)       (64,049,158)       (3,468,182)        (53,533,497)
                                        ----------       ------------        ----------       -------------
Net decrease ....................       (1,949,235)      $(31,753,846)       (2,833,494)      $ (43,451,677)
                                        ----------       ------------        ----------       -------------
Decrease derived from capital
  shares transactions ...........       (4,160,675)      $(68,120,558)       (6,478,606)      $(101,186,621)
                                        ==========       ============        ==========       =============

-------------------------------------------------------------------------------
                       REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

To the Trustees of New England Funds Trust I and Shareholders of
  NEW ENGLAND INTERNATIONAL EQUITY FUND.

In our opinion, the accompanying statement of assets & liabilities, including the portfolio composition, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New England International Equity Fund ("the Fund"), a series of New England Funds Trust I, at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Boston, Massachusetts
February 12, 1998

                              NEW ENGLAND FUNDS

Supplement dated March 1, 1998 to the New England Stock Funds Prospectus for Class A, B and C shares dated May 1, 1997 (as supplemented August 1, 1997, November 17, 1997 and January 1, 1998); the New England Star Funds Prospectus for Class A, B and C shares dated May 1, 1997 (as supplemented June 30, 1997, July 28, 1997, November 17, 1997 and January 1, 1998); and the New England Equity Income Fund Prospectus for Class A, B and C shares dated September 1, 1997 (as supplemented November 17, 1997 and January 1, 1998).

THIS SUPPLEMENT APPLIES TO ALL FUNDS OFFERING CLASS C SHARES:

The cover page of each Prospectus is revised to reflect:

o While no initial sales charge applies to Class B or Class C share purchases, a contingent deferred sales charge (a "CDSC") is imposed upon certain redemptions of Class B and Class C shares.

o New England Funds Trust I, New England Funds Trust II and New England Funds Trust III are referred to in the Prospectus as the "Trusts."

THE SHAREHOLDER TRANSACTION EXPENSES CHART FOR CLASS C SHARES APPEARING IN THE "SCHEDULE OF FEES" SECTION IS REVISED WITH RESPECT TO CLASS C SHARES TO READ
AS FOLLOWS:
                                                                    CLASS C
                                                                 --------------
Maximum Initial Sales Charge Imposed on a Purchase
 (as a percentage of offering price)(2) .....................        None
Maximum Contingent Deferred Sales Charge (as a
  percentage of original purchase price or redemption
  proceeds, as applicable)(2) ...............................        1.00%

(2) Does not apply to reinvested distributions.

In the tables that appear under "Example" in the "Schedule of Fees" section, the expense amounts in the Prospectus for Class C shares for the 1 Year period assume no redemption. If shares are redeemed at period end, expense amounts for each Fund would be as follows: New England Capital Growth Fund, $33; New England Balanced Fund, $31; New England International Equity Fund, $35; New England Value Fund, $31; New England Growth Opportunities Fund, $31; New England Star Advisers Fund, $35; New England Star Worldwide Fund, $44; New England Star Small Cap Fund, $38; New England Equity Income Fund, $33.

THE SECTION ENTITLED "BUYING FUND SHARES--SALES CHARGES--CLASS C SHARES" IS REVISED TO READ AS FOLLOWS:

Class C shares are offered at net asset value, without an initial sales charge, are subject to a 0.25% annual service fee and a 0.75% annual distribution fee, are subject to a CDSC of 1.00% on redemptions made within one year from the date of purchase and do not convert into another class.

The Distributor pays to investment dealers at the time of sale a sales commission of 1.00% of the sales price of Class C shares sold by such investment dealer. The Distributor will retain the service and distribution fees assessed against Class C shares in the first year of investment, and the entire amount of the CDSC paid by Class C shareholders upon redemption in the first year, in order to compensate the Distributor for providing distribution- related services to the Fund in connection with the sale of Class C shares, and to reimburse the Distributor, in whole or in part, for the commissions paid (and related financing costs) to investment dealers at the time of a sale of Class C shares. Unlike Class B shares, there are no conversion features associated with Class C shares; therefore, if Class C shares are held for more than eight years Class C shareholders will thereafter be subject to higher distribution fees than shareholders of other classes.

The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another series of the Trusts. If an exchange is made to Class C shares of a Money Market Fund, then the one-year holding period for purposes of determining the expiration of the CDSC will stop and resumes only when an exchange is made back into Class C shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into a series of the Trusts, then the CDSC applies to the redemption. For purposes of the CDSC, it is assumed that the shares held longest are the first to be redeemed.

The CDSC on Class C shares is not imposed on shares purchased prior to March 1, 1998.

The CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares of the same Fund purchased with reinvested dividends or capital gain distributions. The first year of purchase ends one year after the day on which the purchase was accepted.

The CDSC is deducted from the proceeds of the redemption, not the amount remaining in the account, unless otherwise requested. The CDSC may be eliminated for certain persons and organizations. See "Sales Charges--General" below.

THE SECTION ENTITLED "OWNING FUND SHARES--EXCHANGING AMONG NEW ENGLAND FUNDS-- CLASS C SHARES" IS REVISED TO READ AS FOLLOWS:

You may exchange Class C shares of any series of the Trusts for Class C shares of any other series of the Trusts which offers Class C shares or for Class C shares of New England Cash Management Trust - Money Market Series. Such exchanges will be made at the next-determined net asset value of the shares.

IN THE SECTION ENTITLED "FUND DETAILS--PERFORMANCE CRITERIA," THE THIRD SENTENCE IN THE FIRST PARAGRAPH IS REVISED TO READ AS FOLLOWS:

Total return is measured by comparing the value of a hypothetical $1,000 investment in a class at the beginning of the relevant period to the value of the investment at the end of the period (assuming deduction of the current maximum sales charge on Class A shares, automatic reinvestment of all dividends and capital gains distributions and, in the case of Class B and C shares, imposition of the CDSC relevant to the period quoted).

                                              GLOSSARY FOR MUTUAL FUND INVESTORS
--------------------------------------------------------------------------------

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

PRICE/EARNINGS RATIO - Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price/earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different issues.

GROWTH INVESTING - An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

VALUE INVESTING - A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets aren't fully reflected in their stock prices. Value stocks will tend to have a lower price/earnings ratio than that of growth stocks.

STANDARD & POOR'S 500 - Market value-weighted index showing the change in aggregate market value of 500 stocks relative to the base period of 1941-1943. It is composed mostly of companies listed on the New York Stock Exchange.

--------------------------------------------------------------------------------
                              SAVING FOR RETIREMENT
--------------------------------------------------------------------------------
AN EARLY START CAN MAKE A BIG DIFFERENCE

With today's lengthening life spans, you may be retired for 20 years or more after you complete your working career. Living these retirement years the way you've dreamed of will require considerable financial resources. while it's never too late to start a retirement savings program, it's certainly never too early: The sooner you begin, the longer the time your money has to grow.

The chart below illustrates this point dramatically. One investor starts at age 30, saves for just 10 years, then leaves the investment to grow. The second investor starts 10 years later but saves much longer -- for 25 years, in fact. Can you guess which investor accumulates the greater retirement nest egg? For the answer, look at the chart.

--------------------------------------------------------------------------------
                    AN EARLY START CAN MAKE A BIG DIFFERENCE
--------------------------------------------------------------------------------

[A chart in the form of a line graph appears here, comparing the growth of investments made for 35 years by an investor who begins investing at age 30 to the growth of investments made for twenty-five years by an investor who begins investing at age 40. A hypothetical appreciation of 10% is assumed. The data points from the graph are as follows:]

Investor A - Begins investing at age 30 for 10 years:
Age                                                        Growth of Investments
30                                                                        $2,000
35                                                                       $15,431
40                                                                       $35,062
45                                                                       $90,943
55                                                                      $146,464
60                                                                      $235,882
65                                                                      $379,890


Investor B - Begins investing at age 40 for 25 years:
Age                                                        Growth of Investments
40                                                                        $2,000
45                                                                       $15,431
50                                                                       $37,062
55                                                                       $71,899
60                                                                      $128,005
65                                                                      $216,364

Assumes 10% hypothetical appreciation. For illustrative purposes only and not indicative of future performance of any New England Fund.

Investor A invested $20,000, less than half of Investor B's commitment -- and for less than half the time. Yet Investor A wound up with a much greater retirement nest egg. The reason? It's all thanks to an early start.

New England Funds has prepared a number of informative retirement planning guides. Call your financial representative or New England Funds today, and ask for the guide that best fits your personal needs.

--------------------------------------------------------------------------------
                               NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                                   STOCK FUNDS
                               Star Small Cap Fund
                                   Growth Fund
                               Star Advisers Fund
                               Capital Growth Fund
                            Growth Opportunities Fund
                                   Value Fund
                               Equity Income Fund
                                  Balanced Fund

                           INTERNATIONAL STOCK FUNDS
                           International Equity Fund
                              Star Worldwide Fund

                                   BOND FUNDS
                                High Income Fund
                             Strategic Income Fund
                                Bond Income Fund
                           Government Securities Fund
                       Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS
                             Municipal Income Fund
                       Massachusetts Tax Free Income Fund
                 Intermediate Term Tax Free Fund of California
                  Intermediate Term Tax Free Fund of New York

                               MONEY MARKET FUNDS
                   Cash Management Trust, Money Market Series
                         Tax Exempt Money Market Trust

                   To learn more, and for a free prospectus,
                     contact your financial representative.

              VISIT OUR WORLD WIDE WEB SITE AT WWW.MUTUALFUNDS.COM

                      New England Funds, L.P., Distributor
                              399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Funds current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

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----------------------
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      MUTUAL FUND
     SERVICE AWARD
---------------------
        DALBAR
HONORS COMMITMENT TO:
      INVESTORS
---------------------
 1995 o 1996 o 1997

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